Condensed Consolidated Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	May 31, 2023	May 31, 2022
Income Statement [Abstract]
Grant revenue	$ 990,443	$ 797,478	$ 1,128,002	$ 1,271,966
Other revenue				168,900
Total revenue			1,128,002	1,440,866
Operating costs and expenses
Research and development	873,746	1,038,436	1,336,498	1,110,016
Patent costs	23,819	25,047	26,560	45,377
General and administrative	432,495	730,855	922,628	440,746
Total operating costs and expenses	1,330,060	1,794,338	2,285,686	1,596,139
Loss from operations	(339,617)	(996,860)	(1,157,684)	(155,273)
Other expense
Interest expense	33,473	103,048	114,175	165,957
Total other expense	33,473	103,048	114,175	165,957
Net loss before income taxes	(373,090)	(1,099,908)	(1,271,859)	(321,230)
Income taxes	82,583	40,456	46,572
Net loss	$ (455,673)	$ (1,140,364)	$ (1,318,431)	$ (321,230)
Net loss per common share, basic	$ (0.10)	$ (0.26)	$ (0.30)	$ (0.07)
Net loss per common share, diluted	$ (0.10)	$ (0.26)	$ (0.30)	$ (0.07)
Weighted average number of common shares outstanding, basic	4,440,891	4,335,915	4,331,439	4,324,820
Weighted average number of common shares outstanding, diluted	4,440,891	4,335,915	4,331,439	4,324,820